STOCK WARRANTS AND STOCK OPTIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Remaining Contractual Life , Beginning balance	3 years 9 months 18 days	3 years 11 months 19 days
Weighted Average Remaining Contractual Life, Warrants granted	3 years 1 month 24 days	4 years 4 months 28 days
Weighted Average Remaining Contractual Life, Ending balance	3 years 14 days	3 years 9 months 18 days
Weighted Average Exercise Price Per Share, Beginning balance	$ 0.9413	$ 0.3592
Weighted Average Exercise Price Per Share, Warrants granted	2.45	0.9091
Weighted Average Exercise Price Per Share, Warrants exercised	0.50	0.1451
Weighted Average Exercise Price Per Share, Warrants Expired/Forfeited	2.00
Weighted Average Exercise Price Per Share, ending balance	$ 2.26	$ 0.9413
Aggregate Intrinsic Value, Beginning balance	$ 1,173,737	$ 1,276,870
Aggregate Intrinsic Value, Warrants granted	1,152,852	898,000
Aggregate Intrinsic Value, Ending balance	$ 1,784,838	$ 1,173,737
Warrants Exercised	$ 0.50
Warrants Expired/Forfeited	$ 2.00
Warrants [Member]
Outstanding at beginning of period	584,317	598,414
Warrants Granted	2,222,012	440,000
Warrants Exercised	(176,938)	(454,097)
Warrants Expired/Forfeited	(120,000)
Outstanding at ending of periods	2,509,391	584,317
Warrants [Member] | Minimum [Member]
Warrants Exercised		$ 0.13304
Outstanding at beginning of period	$ 0.50	0.13304
Warrants Granted	2.00	0.50
Outstanding at end of period	0.50	0.50
Warrants [Member] | Maximum [Member]
Warrants Exercised		0.15299
Outstanding at beginning of period	2.00	1.039375
Warrants Granted	3.00	2.00
Outstanding at end of period	$ 3.00	$ 2.00